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          151 Farmington Avenue                   Janice McCune
          Hartford, CT  06156                     Contracts & Prospectuses, TS41
                                                  (860)273-9930
                                                  Fax: (860)273-3004

December 5, 1997

Securities and Exchange Commission
Division of Investment Management
Office of Insurance Products
450 Fifth Street,  N. W.
Washington, DC  20549
Att: Filing Room


RE:    Aetna Insurance Company of America
       Variable Annuity Account I - Marathon Plus
       File Nos. 33-59749; CIK 0000925981

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the text of the Prospectus and the Supplement to the Statement of Additional Information for the above-referenced Registrant does not differ from that contained in Post-Effective Amendment No. 6 to the Registration Statement which was filed electronically November 26, 1997.

Any questions regarding this submission can be directed to the undersigned at
(860) 273-9930.


Sincerely,

/s/ Janice McCune

Janice McCune